Clearwater Investment Trust

30 East 7th Street, Suite 2000

St. Paul, Minnesota 55101-4930

May 21, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust
1933 Act Registration No. 33-12289 and 1940 Act Registration No. 811-05038

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus for the Clearwater Core Equity Fund, filed in Post-Effective Amendment No. 40 to the Registration Statement under the 1933 Act on April 30, 2014 (Accession No. 897101-14-000556) and effective April 30, 2015, as supplemented by the prospectus supplement filed pursuant to Rule 497 under the 1933 Act on February 10, 2015 (Accession No. 897101-15-000170).

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact me at (651) 215-4402 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Stephen G. Simon
Stephen G. Simon

Enclosures